CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (Parenthetical) - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Other Comprehensive Income (Loss), Foreign Currency Translation Adjustment, Tax	$ 7,105	$ 60,288	$ 141,945	$ 64,213